Non-current Assets - Property, Plant and Equipment	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Non-current Assets - Property, Plant and Equipment

Note 5 Non-current Assets – Property, Plant and Equipment

	Consolidated

	Jun 30, 2026	Dec 31, 2025

Machinery and equipment - at cost	$21,256,107	$27,740,763
Machinery and equipment - accumulated depreciation	(9,091,551)	(14,055,495)
	12,164,556	13,685,268

Leasehold improvements - at cost	2,006,077	1,430,580
Leasehold improvements - accumulated depreciation	(1,678,443)	(1,275,448)
	327,634	155,132

Buildings - at cost	40,989,895	47,712,041
Buildings - accumulated depreciation	(5,934,161)	(10,597,582)
	35,055,734	37,114,459

Land - at cost	1,590,565	1,788,207
Construction work in progress - at cost	123,436,651	122,110,285
Balance	$172,575,140	$174,853,351

Notes to the Consolidated Financial Statements for the Half-Year Ended June 30, 2026

Note 5 Non-current Assets – Property, Plant and Equipment (continued)

	Land	Buildings	Leasehold improvements	Machinery and equipment	Construction work in progress	Total

Half-year ended June 30, 2026
Opening net book amount	$1,788,207	$37,114,459	$155,132	$13,685,268	$122,110,285	$174,853,351
Additions	-	-	575,497	755,458	1,360,817	2,691,772
Disposals	-	-	-	-	-	-
Assets of subsidiary disposed	(197,991)	(1,526,286)	-	(896,809)	(50,578)	(2,671,664)
Depreciation charge	-	(549,588)	(402,995)	(1,366,006)	-	(2,318,589)
Exchange differences	349	-	-	3,795	16,126	20,270
Closing net book amount	$1,590,565	$35,038,585	$327,634	$12,181,706	$123,436,650	$172,575,140

During the half-year ended June 30, 2026, the Group continued investing to meet its planned production capacity at its Riverside facility through the purchase of additional furnace systems and other production equipment.

Capital Commitments

Total commitments in respect of capital expenditure as of June 30, 2026, are $15,679,918 (December 31, 2025: $15,130,146).